Account Payables and Accrued Expenses - Principal amounts lease Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Account Payables and Accrued Expenses
Current liabilities	$ 311	$ 393
Non-current liabilities	3	$ 313
Total lease liabilities	$ 314